CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of comprehensive income/(loss) (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Condensed statements of comprehensive income/(loss)
Net income/(loss)	₽ 39,465	$ 561.1	₽ (14,669)	₽ 24,713
Foreign currency translation adjustment, net of tax of nil	7,966	113.3	(1,672)	13,616
Total other comprehensive income/(loss)	7,966	113.3	(1,672)	14,509
Comprehensive income/(loss) attributable to Yandex N.V.	47,530	675.8	(16,399)	₽ 37,788
Parent Company
Condensed statements of comprehensive income/(loss)
Net income/(loss)	39,465	561.1	(14,669)
Foreign currency translation adjustment, net of tax of nil	8,065	114.7	(1,730)
Total other comprehensive income/(loss)	8,065	114.7	(1,730)
Comprehensive income/(loss) attributable to Yandex N.V.	₽ 47,530	$ 675.8	₽ (16,399)